Document and Entity Information	Sep. 25, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	VERIZON COMMUNICATIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Address Address Line 1	1095 Avenue of the Americas
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732712
Amendment Flag	false
1.375% Notes due 2026 [Member]
Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2026
Trading Symbol	VZ 26B
Security Exchange Name	NYSE
0.875% Notes due 2027 [Member]
Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2027
Trading Symbol	VZ 27E
Security Exchange Name	NYSE
1.375% Notes due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2028
Trading Symbol	VZ 28
Security Exchange Name	NYSE
1.125% Notes Due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2028
Trading Symbol	VZ 28A
Security Exchange Name	NYSE
2.350% Fixed Rate Notes Due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	2.350% Fixed Rate Notes due 2028
Trading Symbol	VZ 28C
Security Exchange Name	NYSE
1.875% Notes due 2029 [Member]
Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2029
Trading Symbol	VZ 29B
Security Exchange Name	NYSE
0.375% Notes Due 2029 [Member]
Entity Information [Line Items]
Security 12b Title	0.375% Notes due 2029
Trading Symbol	VZ 29D
Security Exchange Name	NYSE
1.250% Notes due 2030 [Member]
Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2030
Trading Symbol	VZ 30
Security Exchange Name	NYSE
1.875% Notes due 2030 [Member]
Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2030
Trading Symbol	VZ 30A
Security Exchange Name	NYSE
Notes Due 2030, 4.250% [Member]
Entity Information [Line Items]
Security 12b Title	4.250% Notes due 2030
Trading Symbol	VZ 30D
Security Exchange Name	NYSE
2.625% Notes due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2031
Trading Symbol	VZ 31
Security Exchange Name	NYSE
2.500% Notes due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	2.500% Notes due 2031
Trading Symbol	VZ 31A
Security Exchange Name	NYSE
3.000% Fixed Rate Notes Due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	3.000% Fixed Rate Notes due 2031
Trading Symbol	VZ 31D
Security Exchange Name	NYSE
0.875% Notes due 2032 [Member]
Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2032
Trading Symbol	VZ 32
Security Exchange Name	NYSE
0.750% Notes Due 2032 [Member]
Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2032
Trading Symbol	VZ 32A
Security Exchange Name	NYSE
3.500% Notes Due 2032 [Member]
Entity Information [Line Items]
Security 12b Title	3.500% Notes due 2032
Trading Symbol	VZ 32B
Security Exchange Name	NYSE
3.250% Notes Due 2032 [Member]
Entity Information [Line Items]
Security 12b Title	3.250% Notes due 2032
Trading Symbol	VZ 32C
Security Exchange Name	NYSE
1.300% Notes due 2033 [Member]
Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2033
Trading Symbol	VZ 33B
Security Exchange Name	NYSE
Notes Due 2034, 4.75% [Member]
Entity Information [Line Items]
Security 12b Title	4.75% Notes due 2034
Trading Symbol	VZ 34
Security Exchange Name	NYSE
4.750% Notes due 2034 [Member]
Entity Information [Line Items]
Security 12b Title	4.750% Notes due 2034
Trading Symbol	VZ 34C
Security Exchange Name	NYSE
3.125% Notes due 2035 [Member]
Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2035
Trading Symbol	VZ 35
Security Exchange Name	NYSE
1.125% Notes Due 2035 [Member]
Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2035
Trading Symbol	VZ 35A
Security Exchange Name	NYSE
3.375% Notes due 2036 [Member]
Entity Information [Line Items]
Security 12b Title	3.375% Notes due 2036
Trading Symbol	VZ 36A
Security Exchange Name	NYSE
3.750% Notes Due 2036 [Member]
Entity Information [Line Items]
Security 12b Title	3.750% Notes due 2036
Trading Symbol	VZ 36B
Security Exchange Name	NYSE
3.750% Notes Due 2037 [Member]
Entity Information [Line Items]
Security 12b Title	3.750% Notes due 2037
Trading Symbol	VZ 37B
Security Exchange Name	NYSE
2.875% Notes due 2038 [Member]
Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2038
Trading Symbol	VZ 38B
Security Exchange Name	NYSE
1.875% Notes Due 2038 [Member]
Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2038
Trading Symbol	VZ 38C
Security Exchange Name	NYSE
1.500% Notes due 2039 [Member]
Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2039
Trading Symbol	VZ 39C
Security Exchange Name	NYSE
3.500% Fixed Rate Notes Due 2039 [Member]
Entity Information [Line Items]
Security 12b Title	3.50% Fixed Rate Notes due 2039
Trading Symbol	VZ 39D
Security Exchange Name	NYSE
1.850% Notes Due 2040 [Member]
Entity Information [Line Items]
Security 12b Title	1.850% Notes due 2040
Trading Symbol	VZ 40
Security Exchange Name	NYSE
3.850% Fixed Rate Notes Due 2041 [Member]
Entity Information [Line Items]
Security 12b Title	3.850% Fixed Rate Notes due 2041
Trading Symbol	VZ 41C
Security Exchange Name	NYSE
3.9962% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056 [Member]
Entity Information [Line Items]
Security 12b Title	3.9962% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56
Security Exchange Name	NYSE
5.7420% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056 [Member]
Entity Information [Line Items]
Security 12b Title	5.7420% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56A
Security Exchange Name	NYSE
4.2462% Fixed-to-Fixed Rate Junior Subordinated Notes Due 2056 [Member]
Entity Information [Line Items]
Security 12b Title	4.2462% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56B
Security Exchange Name	NYSE
5.7427% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056 [Member]
Entity Information [Line Items]
Security 12b Title	5.7427% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56C
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
The Nasdaq Global Select Market [Member] | Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ